Financial Instruments - Classification of Financial Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Cash and cash equivalents	$ 192,683	$ 103,986	$ 75,767
Trade receivables from provisional concentrate sales, net of fair value adjustment	5,429	4,350
Long-term investments - warrants held	3,637
Convertible note receivable	11,353	21,856
Long-term investments - common shares held	196,241	309,757	$ 164,753
Class Action Settlement Recoverable		41,500
Total financial assets	410,610	484,668
Financial liabilities
Accounts payable and accrued liabilities	13,023	11,794
Bank debt	195,000	874,500
Pension liability	1,670	810
Total financial liabilities	209,693	928,604
Financial assets at fair value through net earnings, category [member]
Financial assets
Cash and cash equivalents	192,683	103,986
Trade receivables from provisional concentrate sales, net of fair value adjustment	5,429	4,350
Long-term investments - warrants held	3,637	0
Convertible note receivable	11,353	21,856
Financial assets at fair value through other comprehensive income, category [member]
Financial assets
Long-term investments - common shares held	196,241	309,757
Financial assets at amortized cost, category [member]
Financial assets
Non-revolving term loan	813	431
Other accounts receivable	454	2,788
Class Action Settlement Recoverable	0	41,500
Financial liabilities at amortized cost, category [member]
Financial liabilities
Accounts payable and accrued liabilities	13,023	11,794
Bank debt	195,000	874,500
Pension liability	1,670	810
Class action settlement	$ 0	$ 41,500